Eaton Vance
Focused Value Opportunities Fund
November 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 98.2%
Security	Shares	Value
Aerospace & Defense — 3.6%
Huntington Ingalls Industries, Inc.	41,137	$ 9,750,292
		$ 9,750,292
Banks — 4.5%
Wells Fargo & Co.	272,891	$ 12,168,210
		$ 12,168,210
Beverages — 4.0%
Constellation Brands, Inc., Class A	43,982	$ 10,577,231
		$ 10,577,231
Building Products — 3.4%
Johnson Controls International PLC	171,755	$ 9,068,664
		$ 9,068,664
Capital Markets — 4.3%
Charles Schwab Corp. (The)	186,227	$ 11,419,440
		$ 11,419,440
Consumer Staples Distribution & Retail — 6.8%
BJ's Wholesale Club Holdings, Inc.(1)	157,509	$ 10,171,931
Dollar Tree, Inc.(1)	65,072	8,042,249
		$ 18,214,180
Containers & Packaging — 3.3%
Ball Corp.	158,646	$ 8,771,537
		$ 8,771,537
Electric Utilities — 3.0%
NextEra Energy, Inc.	135,701	$ 7,939,865
		$ 7,939,865
Electronic Equipment, Instruments & Components — 3.4%
Zebra Technologies Corp., Class A(1)	38,061	$ 9,019,696
		$ 9,019,696
Food Products — 1.9%
Hershey Co. (The)	26,807	$ 5,037,571
		$ 5,037,571
Security	Shares	Value
Health Care Equipment & Supplies — 2.4%
Boston Scientific Corp.(1)	115,152	$ 6,435,845
		$ 6,435,845
Health Care Providers & Services — 3.1%
Humana, Inc.	17,049	$ 8,266,378
		$ 8,266,378
Insurance — 9.6%
American International Group, Inc.	200,378	$ 13,186,876
Reinsurance Group of America, Inc.	76,277	12,437,728
		$ 25,624,604
Interactive Media & Services — 3.4%
Alphabet, Inc., Class A(1)	68,164	$ 9,033,775
		$ 9,033,775
Leisure Products — 2.6%
Hasbro, Inc.	147,572	$ 6,848,817
		$ 6,848,817
Life Sciences Tools & Services — 3.7%
Thermo Fisher Scientific, Inc.	20,164	$ 9,996,505
		$ 9,996,505
Machinery — 3.9%
Westinghouse Air Brake Technologies Corp.	89,335	$ 10,412,888
		$ 10,412,888
Metals & Mining — 2.5%
Alcoa Corp.	248,352	$ 6,670,735
		$ 6,670,735
Multi-Utilities — 3.3%
CMS Energy Corp.	153,565	$ 8,716,349
		$ 8,716,349
Oil, Gas & Consumable Fuels — 3.9%
ConocoPhillips	89,497	$ 10,343,168
		$ 10,343,168
Pharmaceuticals — 6.3%
Sanofi S.A.	160,769	$ 7,515,951
Zoetis, Inc.	51,995	9,185,956
		$ 16,701,907

Eaton Vance
Focused Value Opportunities Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services — 3.0%
Robert Half, Inc.	97,385	$ 7,983,622
		$ 7,983,622
Residential REITs — 5.2%
Invitation Homes, Inc.	253,377	$ 8,452,657
Mid-America Apartment Communities, Inc.	43,700	5,439,776
		$ 13,892,433
Semiconductors & Semiconductor Equipment — 7.1%
Micron Technology, Inc.	159,793	$ 12,163,443
ON Semiconductor Corp.(1)	93,976	6,703,308
		$ 18,866,751
Total Common Stocks (identified cost $231,176,944)		$261,760,463

Short-Term Investments — 1.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.26%(2)	3,858,437	$ 3,858,437
Total Short-Term Investments (identified cost $3,858,437)		$ 3,858,437
Total Investments — 99.7% (identified cost $235,035,381)		$265,618,900
Other Assets, Less Liabilities — 0.3%		$ 897,721
Net Assets — 100.0%		$266,516,621
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2023.
Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at November 30, 2023.
Affiliated Investments
At November 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $3,858,437, which represents 1.5% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended November 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$511,009	$94,331,049	$(90,983,621)	$ —	$ —	$3,858,437	$106,928	3,858,437
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Focused Value Opportunities Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$261,760,463*	$ —	$ —	$261,760,463
Short-Term Investments	3,858,437	—	—	3,858,437
Total Investments	$265,618,900	$ —	$ —	$265,618,900
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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